Earnings per share - Computation (Details) - EUR (€) € / shares in Units, € in Millions, shares in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Basic earnings per share
Profit for the period attributable to equity owners of the parent (€m)	€ 48.5	€ 57.1	€ 77.4	€ 89.8
Weighted average Ordinary Shares and shares issuable solely after the passage of time in millions	139.8	152.4	140.8	153.5
Basic earnings per share	€ 0.35	€ 0.37	€ 0.55	€ 0.59
Diluted earnings per share
Profit for the period attributable to equity owners of the parent (€m)	€ 48.5	€ 57.1	€ 77.4	€ 89.8
Weighted average Ordinary Shares, shares issuable solely after the passage of time and potential ordinary shares in millions	140.1	152.6	141.1	153.7
Diluted earnings per share	€ 0.35	€ 0.37	€ 0.55	€ 0.58